Income and social contributions taxes - Breakdown of accumulated tax losses and social contribution tax losses carried forward (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax loss carried forward	R$ 5,283,173	R$ 3,929,920
Negative tax basis of social contribution carried forward	R$ 4,736,456	R$ 4,240,000